NOTE 12. STOCK-BASED COMPENSATION (Details)	12 Months Ended
Dec. 31, 2015
Option 1
Date of Grant	9/24/2015
Dividend yield	0.00%
Risk - free interest rate	1.84%
Volatility	26.00%
Expected Life (in years)	6 years 29 days
Option 2
Date of Grant	12/28/2015
Dividend yield	0.00%
Risk - free interest rate	2.05%
Volatility	25.00%
Expected Life (in years)	6 years 29 days